UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27802
(Address of principal executive offices)      (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Hillman Value Fund

Schedule of Investments
(Unaudited)

As of December 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 93.67%

Communication Services - 8.99%
	AT&T, Inc.	74,000	$2,891,920
*	Facebook, Inc.	11,000	2,257,750
	Verizon Communications, Inc.	50,000	3,070,000
			8,219,670
Consumer Discretionary - 12.93%
*	Amazon.com, Inc.	1,600	2,956,544
	McDonald's Corp.	15,400	3,043,194
	NIKE, Inc.	28,000	2,836,680
	Nordstrom, Inc.	73,000	2,987,890
			11,824,308
Consumer Staples - 12.81%
µ	Anheuser-Busch InBev SA/NV	36,000	2,953,440
	General Mills, Inc.	56,000	2,999,360
†	Kellogg Co.	41,000	2,835,560
†	The Kraft Heinz Co.	91,000	2,923,830
			11,712,190
Energy - 3.28%
	Exxon Mobil Corp.	43,000	3,000,540

Financials - 8.57%
†	Bank of America Corp.	60,000	2,113,200
	The Goldman Sachs Group, Inc.	11,800	2,713,174
	Wells Fargo & Co.	56,000	3,012,800
			7,839,174
Health Care - 21.84%
*	Biogen, Inc.	10,000	2,967,300
	Bristol-Myers Squibb Co.	46,000	2,952,740
	CVS Health Corp.	40,000	2,971,600
*	Laboratory Corp of America Holdings	15,000	2,537,550
	Medtronic PLC	23,000	2,609,350
	Merck & Co., Inc.	33,000	3,001,350
	Pfizer, Inc.	75,000	2,938,500
			19,978,390
Industrials - 5.22%
	Emerson Electric Co.	30,000	2,287,800
*	Stericycle, Inc.	39,000	2,488,590
			4,776,390
Information Technology - 10.41%
	Intel Corp.	48,000	2,872,800
	International Business Machines Corp.	22,000	2,948,880
	Lam Research Corp.	3,500	1,023,400
	Microsoft Corp.	17,000	2,680,900
			9,525,980

			(Continued)

Hillman Value Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

	Materials - 6.36%
	† Compass Minerals International, Inc.	48,000	$2,926,080
	DuPont de Nemours, Inc.	45,000	2,889,000
			5,815,080
	Real Estate - 3.26%
	Simon Property Group, Inc.	20,000	2,979,200

	Total Common Stocks (Cost $75,829,147)		85,670,922

MASTER LIMITED PARTNERSHIP - 3.14%
	Energy - 3.14%
	Enterprise Products Partners LP	102,000	2,872,320

	Total Master Limited Partnership (Cost $2,806,511)		2,872,320

SHORT-TERM INVESTMENT - 1.67%
	§ Money Market Fiduciary Portfolio, 0.25%	1,529,573	1,529,573

	Total Short-Term Investment (Cost $1,529,573)		1,529,573

Total Value of Investments (Cost $80,265,131) (a) - 98.48%			$90,072,815

Options Written (Premiums Received $354,635) (a) - (0.35)%			(319,400)

Other Assets Less Liabilities - 1.87%			1,711,355

	Net Assets - 100%		$91,464,770

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of this security is held as collateral for options written.
µ	American Depositary Receipt

The following acronyms or abbreviations are used in this Schedule:
	NV - Netherlands security
	PLC - Public Limited Company

			(Continued)

Hillman Value Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of December 31, 2019
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.07%

FedEx Corp.	200	$145.00	2/21/2020	$3,024,200	$58,400
Nordstrom, Inc.	400	32.50	1/17/2020	1,637,200	1,800

Total Put Options Written (Premiums Received $193,466)					60,200

CALL OPTIONS WRITTEN - 0.28%

NIKE, Inc.	240	93	2/21/2020	2,431,440	259,200

Total Call Options Written (Premiums Received $161,169)					259,200

Total Options Written (Premiums Received $354,635)					$319,400

(Continued)

Hillman Value Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$11,089,549
Aggregate gross unrealized depreciation			(1,146,730)

Net unrealized appreciation			$9,942,819

Summary of Investments
	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	8.99%	$8,219,670
Consumer Discretionary	12.93%	11,824,308
Consumer Staples	12.81%	11,712,190
Energy	3.28%	3,000,540
Financials	8.57%	7,839,174
Health Care	21.84%	19,978,390
Industrials	5.22%	4,776,390
Information Technology	10.41%	9,525,980
Materials	6.36%	5,815,080
Real Estate	3.26%	2,979,200
Master Limited Partnership
Energy	3.14%	2,872,320
Short-Term Investment	1.67%	1,529,573
Put Options Written	-0.07%	(60,200)
Call Options Written	-0.28%	(259,200)
Other Assets Less Liabilities	1.87%	1,711,355
Total Net Assets	100.00%	$91,464,770

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$85,670,922	$85,670,922	$-	$-
Master Limited Partnership	2,872,320	2,872,320	-	-
Short-Term Investment	1,529,573	1,529,573	-	-
Total Assets	$90,072,815	$90,072,815	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Options Written	$(319,400)	$-	$(319,400)	$-
Total Liabilities	$(319,400)	$-	$(319,400)	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By:	/s/ Mark A. Hillman
Mark A. Hillman President and Principal Executive Officer

Date:	February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark A. Hillman
Mark A. Hillman President and Principal Executive Officer

Date:	February 26, 2020

By:	/s/ C. Frank Watson, III
C. Frank Watson III Treasurer and Principal Financial Officer

Date:	February 26, 2020